Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract].
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2016 and 2015 were as follows:

	2016	2015
	(U.S. $ in millions)
Goodwill as of January 1,	$383.9	$1,323.5
Goodwill impairment charges	-	(942.4)
Goodwill acquired	-	5.4
Translation differences	1.7	(2.7)
Goodwill as of December 31,	$385.6	$383.9